SHARE CAPITAL AND RESERVES (Narrative) (Details)									1 Months Ended					3 Months Ended				12 Months Ended
	Dec. 12, 2017 CAD shares	Dec. 11, 2017 CAD shares	Jun. 12, 2017 CAD shares	Dec. 12, 2016 CAD shares	Jun. 10, 2016 CAD shares	Feb. 12, 2016 CAD shares	Feb. 11, 2016 CAD shares	Jan. 12, 2016 CAD shares	Sep. 18, 2017 CAD shares	Jul. 21, 2017 CAD shares	Jul. 21, 2017 USD ($) shares	May 31, 2017 CAD shares	Feb. 26, 2016 CAD shares	Dec. 31, 2016 CAD shares	Sep. 30, 2016 CAD shares	Jun. 30, 2016 CAD shares	Mar. 31, 2016 CAD shares	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares
Statement [Line Items]
Exercise of options (shares) | shares														1,766,666	875,000	110,000	190,000	1,424,445	2,941,666
Weighted average exercise price of share options exercised in share-based payment arrangement																		CAD 0.79	CAD 0.41
Proceeds from exercise of options														CAD 733,560	CAD 355,500	CAD 45,500	CAD 82,500	1,128,032
Exercise of options																		CAD (1,128,032)	CAD (1,217,060)
Exercise of warrants (shares) | shares						153,534	460,602					5,714,286						5,714,286	14,787,443
Weighted average exercise price of warrants exercised in share-based payment arrangement						CAD 0.65	CAD 0.65					CAD 0.50						CAD 0.50	CAD 0.63
Proceeds from exercise of warrants						CAD 99,796	299,391					CAD 2,857,143
Exercise of warrants																		CAD (2,857,143)	CAD (9,366,182)
Issue of shares on convertible debenture interest payment (shares) | shares	555,670	555,670	327,863	521,115														883,533	521,115
Issue of shares on convertible debenture interest payment	CAD 1,955,959	CAD 1,955,958	CAD 963,917	CAD 1,125,608														CAD 2,919,876	CAD 1,125,608
Issue of shares for cash from private placement (shares) | shares										24,146,424	24,146,424							24,146,424
Issue of shares for cash from private placement, share price | $											$ 2.0707
Shares issued for cash from private placements										CAD 62,745,000	$ 50,000,000							CAD 60,225,368	CAD 0
Issue of shares on convertible debenture financing (shares) | shares					1,005,586					869,271	869,271							869,271	1,005,586
Issue of shares on convertible debenture financing					CAD 2,292,480					CAD 2,258,820								CAD 2,258,820	CAD 2,292,480
Establishment fee, percent					3.00%					3.00%	3.00%
Share issue related cost										CAD 2,513,028								CAD 2,519,632	CAD 12
Issue of shares for exploration and evaluation assets (shares) | shares																		111,110	49,861
Issue of shares for exploration and evaluation assets																		CAD 333,330	CAD 48,864
Issue of shares on exercise of broker warrants | shares								921,204
Issue of warrants on exercise of broker warrants								460,602
Broker warrants exercised								921,204
Weighted average exercise price of broker warrants exercised in share-based payment arrangement								CAD 0.45
Proceeds from exercise of broker warrants								CAD 414,542
Description of maximum term of options granted for share-based payment arrangement																		Pursuant to the Company’s stock option plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 20% of the issued and outstanding common shares of the Company.The options can be granted for a maximum term of 10 years and are subject to vesting provisions as determined by the Board of Directors of the Company.
Share-based payments																		CAD 12,493,458	11,136,420
Included in exploration and evaluation assets [Member]
Statement [Line Items]
Share-based payments																		3,309,791	3,036,207
Expensed to the statement of loss (profit) and comprehensive loss (profit) [Member]
Statement [Line Items]
Share-based payments																		CAD 9,183,667	8,100,213
Dufferin Lake property [Member]
Statement [Line Items]
Share issue related cost									CAD 6,604
Issue of shares for exploration and evaluation assets (shares) | shares									111,110									111,110
Issue of shares for exploration and evaluation assets									CAD 333,330									CAD 333,330
Increase in ownership interest due to issuances of shares									40.00%									40.00%
Other Athabasca Basin Properties [Member]
Statement [Line Items]
Issue of shares for exploration and evaluation assets (shares) | shares													49,861
Issue of shares for exploration and evaluation assets													CAD 48,864
Reserves [Member]
Statement [Line Items]
Exercise of options														CAD 440,721	CAD 223,607	CAD 21,306	CAD 40,940	CAD 853,100	726,574
Exercise of warrants							CAD 221,089												934,361
Share-based payments																		CAD 12,493,458	CAD 11,136,420
Options exercised 1 [Member]
Statement [Line Items]
Exercise of options (shares) | shares														131,914	800,000	60,000	140,000	199,446
Weighted average exercise price of share options exercised in share-based payment arrangement														CAD 0.24	CAD 0.40	CAD 0.425	CAD 0.425	CAD 0.24
Options exercised 2 [Member]
Statement [Line Items]
Exercise of options (shares) | shares														1,218,086	50,000	50,000	50,000	100,000
Weighted average exercise price of share options exercised in share-based payment arrangement														CAD 0.40	CAD 0.46	CAD 0.40	CAD 0.46	CAD 0.40
Options exercised 3 [Member]
Statement [Line Items]
Exercise of options (shares) | shares														133,333	25,000			50,000
Weighted average exercise price of share options exercised in share-based payment arrangement														CAD 0.46	CAD 0.50			CAD 0.425
Options exercised 4 [Member]
Statement [Line Items]
Exercise of options (shares) | shares														200,000				200,000
Weighted average exercise price of share options exercised in share-based payment arrangement														CAD 0.50				CAD 0.46
Options exercised 5 [Member]
Statement [Line Items]
Exercise of options (shares) | shares														83,333				300,000
Weighted average exercise price of share options exercised in share-based payment arrangement														CAD 0.64				CAD 0.50
Options exercised 6 [Member]
Statement [Line Items]
Exercise of options (shares) | shares																		83,333
Weighted average exercise price of share options exercised in share-based payment arrangement																		CAD 0.62
Options exercised 7 [Member]
Statement [Line Items]
Exercise of options (shares) | shares																		250,000
Weighted average exercise price of share options exercised in share-based payment arrangement																		CAD 0.64
Options exercised 8 [Member]
Statement [Line Items]
Exercise of options (shares) | shares																		16,667
Weighted average exercise price of share options exercised in share-based payment arrangement																		CAD 2.24
Options exercised 9 [Member]
Statement [Line Items]
Exercise of options (shares) | shares																		58,333
Weighted average exercise price of share options exercised in share-based payment arrangement																		CAD 2.65
Options exercised 10 [Member]
Statement [Line Items]
Exercise of options (shares) | shares																		166,666
Weighted average exercise price of share options exercised in share-based payment arrangement																		CAD 2.24
Warrants exercised 1 [Member]
Statement [Line Items]
Exercise of warrants (shares) | shares																	460,603
Weighted average exercise price of warrants exercised in share-based payment arrangement																	CAD 0.65
Proceeds from exercise of warrants																	CAD 237,978
Broker warrants exercised																	307,069
Weighted average exercise price of broker warrants exercised in share-based payment arrangement																	CAD 0.45
Warrants exercised 1 [Member] | Reserves [Member]
Statement [Line Items]
Exercise of warrants																	CAD 73,697
Warrants exercised 1 - non-broker warrants [Member]
Statement [Line Items]
Exercise of warrants (shares) | shares																	153,534
Warrants exercised 2 [Member]
Statement [Line Items]
Exercise of warrants (shares) | shares																	12,791,500
Weighted average exercise price of warrants exercised in share-based payment arrangement																	CAD 0.65
Proceeds from exercise of warrants																	8,314,475
Warrants exercised 2 [Member] | Reserves [Member]
Statement [Line Items]
Exercise of warrants																	CAD 639,575